CONTRACTUAL OBLIGATIONS AND RIGHTS	6 Months Ended
Jun. 30, 2025
Contractual Obligations and Rights [Abstract]
CONTRACTUAL OBLIGATIONS AND RIGHTS	NOTE 9 - CONTRACTUAL OBLIGATIONS AND RIGHTS
As of 30 June 2025, TORM had contractual obligations regarding scrubber installations and other minor commitments.

	30 June	30 June	31 December
USDm	2025	2024	2024
Committed scrubber installations and other minor investments
Within one year	13.4	17.4	11.9
Between one and two years	—	1.7	1.1
Between two and three years	3.7	6.8	7.9
Between three and four years	3.9	3.1	2.1
Total	21.0	29.0	23.0

As of 30 June 2025, TORM has contractual rights to receive future payments as lessor of vessels on time charter.

	30 June	30 June	31 December
USDm	2025	2024	2024

Charter hire income for vessels - as lessor
Received within one year	51.1	88.6	67.8
Received between one and two years	25.1	38.3	26.2
Received between two and three years	—	25.1	11.9
Total	76.2	152.0	105.9

The charter hire income for these vessels under time charter is recognized under "Revenue".